Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses
Accrued expenses
	December 31, 2022	December 31, 2021
Accrued voyage expenses	$5,742	$5,666
Accrued loan interest	8,297	3,329
Accrued legal and professional fees	2,010	3,894
Total accrued expenses	$16,049	$12,889